ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE
Accounts receivable	$ 2,165,932	$ 1,817,767
Allowance for doubtful accounts	(10,774)	(49,963)
Accounts receivable, net	$ 2,155,158	$ 1,767,804